Share-based Payments - Schedule of Number and Contractual Life of Performance Options (Details) - Market Performance Options	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Number of options outstanding	5,500,000	5,525,000	25,000
Exercisable options, Weighted number of options exercisable	750,000	775,000
Weighted average exercise price, Exercisable | $ / shares	$ 5.80	$ 5.66
$1.55
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price | $ / shares	$ 5.88
Options outstanding, Weighted remaining contractual life outstanding	8 years 3 months 10 days
Options outstanding, Number of options outstanding	5,500,000
Exercisable options, Weighted number of options exercisable	750,000
Weighted average exercise price, Exercisable | $ / shares	$ 5.80
$5.88
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding	8 years 3 months 10 days
Options outstanding, Number of options outstanding	5,500,000
Exercisable options, Weighted number of options exercisable	750,000
Weighted average exercise price, Exercisable | $ / shares	$ 5.80